Marketable Securities and Derivatives	12 Months Ended
Jun. 30, 2019
Financial instruments [Abstract]
Marketable Securities and Derivatives
Marketable Securities and Derivatives

(a)	Marketable securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at FVTPL or are designated at FVTOCI. The Company designates its marketable securities as financial assets measured at FVTOCI. This designation is made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income only and not through profit or loss upon disposition.

At June 30, 2019, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 3
Marketable securities designated at FVTOCI	Cann Group	CanniMed	Micron	Radient	TGOD	ACI	Choom	EnWave	Other immaterial investments	Total
	Note 4(a)		Note 4(b)	Note 4(c)	Note 4(g)	Note 4(k)	Note 4(h)	Note 4(m)
	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2017	13,433	—	—	1,412	—	—	—	—	—	14,845
Additions	—	16,144	962	4,199	—	—	7,000	—	—	28,305
Unrealized gain recognized at inception	—	—	2,170	3,700	—	—	2,268	—	—	8,138
Unrealized gain (loss) on changes in fair value	42,934	10,423	(706)	(2,340)	—	—	3,451	—	—	53,762
Transfer to investment in associates	(56,367)	—	—	—	—	—	—	—	—	(56,367)
Acquisition of control	—	(26,567)	—	—	—	—	—	—	—	(26,567)
Conversion of debenture	—	—	—	7,571	—	—	—	—	—	7,571
Exercise of warrants	—	—	—	29,501	—	—	—	—	—	29,501
Balance, June 30, 2018	—	—	2,426	44,043	—	—	12,719	—	—	59,188
Additions (disposals)	—	—	—	—	(46,663)	228	—	10,000	1,091	(35,344)
Transfer from investment in associates	—	—	—	—	275,342	5,360	—	—	—	280,702
Unrealized gain (loss) on changes in fair value	—	—	(1,278)	(13,177)	(135,547)	76,873	(8,331)	2,619	4	(78,837)
Spin-out	—	—	—	—	—	(82,461)	—	—	—	(82,461)
Balance, June 30, 2019	—	—	1,148	30,866	93,132	—	4,388	12,619	1,095	143,248

Unrealized gain (loss) on marketable securities
Year ended June 30, 2018
Profit & loss unrealized gain (1)	—	10,423	2,170	3,700	—	—	2,268	—	—	18,561
OCI unrealized gain (loss)	(7,021)	—	(706)	(2,340)	—	—	3,451	—	—	(6,616)

Year ended June 30, 2019
OCI unrealized gain (loss)	—	—	(1,278)	(13,177)	(135,547)	76,873	(8,331)	2,619	4	(78,837)

(1)
In addition to the $18,561 profit & loss unrealized gain on marketable securities, the Company recognized an additional $1,522 unrealized gain at inception for TGOD’s participation right common shares (Note 4(g)).

(b)	Derivatives

Accounting Policy

Derivatives are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment are expensed as incurred. Refer to Note 26 for significant judgments in determining the fair value of derivative financial instruments.

At June 30, 2019, the Company held the following derivative investments:

Financial asset hierarchy level	Level 3	Level 3	Level 3	Level 2	Level 2	Level 1	Level 2	Level 2	Level 3	Level 2	Level 2
Derivatives and Convertible Debentures at FVTPL	Micron	Radient	Alcanna	CTT	Capcium	TGOD	ACI	Choom	Investee-B	High Tide	Namaste	Total
	Note 4(b)	Note 4(c)	Note 4(d)	Note 4(e)	Note 4(f)	Note 4(g)	Note 4(k)	Note 4(h)	Note 4(i)	Note 4(j)
	$	$	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2017	—	11,363	—	—	—	—	—	—	—	—	—	11,363
Additions	538	2,083	28,060	1,319	—	55,000	—	—	—	—	1,333	88,333
Unrealized gain at inception	1,213	1,837	—	—	—	—	—	—	—	—	—	3,050
Unrealized gain (loss) on changes in fair value	(723)	17,423	(25,660)	18,821	—	153,043	—	—	—	—	(842)	162,062
Conversion of debenture	—	(7,571)	—	—	—	—	—	—	—	—	—	(7,571)
Exercise of warrants	—	(23,723)	—	—	—	—	—	—	—	—	—	(23,723)
Transfer to investment in associates (Note 8)	—	—	—	—	—	(108,572)	—	—	—	—	—	(108,572)
Balance, June 30, 2018	1,028	1,412	2,400	20,140	—	99,471	—	—	—	—	491	124,942
Additions	—	—	—	—	4,883	—	541	20,000	13,403	11,000	—	49,827
Transfer on loss of control of subsidiary	—	—	—	—	—	—	679	—	—	—	—	679
Unrealized gain (loss) on changes in fair value	(944)	(1,347)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(17,725)
Transfer to investment in associates (Note 8)	—	—	—	(3,413)	—	—	—	—	—	—	—	(3,413)
Spin-out	—	—	—	—	—	—	(69,234)	—	—	—	—	(69,234)
Foreign exchange	—	—	—	—	—	—	—	—	1,333	—	—	1,333
Balance, June 30, 2019	84	65	425	33	7,518	24,162	10,083	19,369	14,316	10,241	113	86,409

Unrealized gain (loss) on derivatives
Year ended June 30, 2018
Inception gains amortized	151	11,174	—	—	—	—	—	—	—	—	—	11,325
Unrealized gain (loss) on changes in fair value	(723)	17,423	(25,660)	18,821	—	153,043	—	—	—	—	(842)	162,062
	(572)	28,597	(25,660)	18,821	—	153,043	—	—	—	—	(842)	173,387

Year ended June 30, 2019
Inception gains amortized	607	919	—	—	—	—	—	—	—	—	—	1,526
Unrealized gain (loss) on changes in fair value	(944)	(1,347)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(17,725)
	(337)	(428)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(16,199)
Loans and Borrowings

Accounting Policy

Loans and borrowings are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

Assets held under finance leases are initially recognized at the commencement of the lease as assets at the lower of the fair value of the leased property and the present value of the minimum lease payments (Note 10). The corresponding liability to the lessor is included on the statement of financial position under loans and borrowings.

The changes in the carrying value of current and non-current loans and borrowings are as follows:

	Note	June 30, 2019	June 30, 2018
		$	$
Opening balance		11,683	351
Additions		150,985	—
Deferred financing fee		(3,744)	—
Assumed on acquisition	10	6,301	11,825
Gain on debt modification		(1,886)	—
Accretion		5,760	—
Interest payments		(6,479)	—
Principal repayments		(21,376)	(493)
Ending balance		141,244	11,683

As at June 30, 2019, the Company had the following loans and borrowings:

	Note	June 30, 2019	June 30, 2018
		$	$
Term loans	14(a)	139,900	9,971
Debentures		18	1,264
Finance leases		1,326	448
Total loans and borrowings		141,244	11,683
Current portion		(13,758)	(2,451)
Long-term		127,486	9,232

(a)	Term loans

The following is a breakdown of the term loans outstanding:

	June 30, 2019	June 30, 2018
	$	$
Capital loan (interest rate of Bank Prime Rate plus 1.75%) (1)	—	7,800
Capital loan, payable in blended monthly installments of $60 (5.20%, based on Bank’s Prime Rate plus 1.75% per annum) (1)	—	2,171
Term loan, due August 30, 2021 (5.22%, based on Banker’s acceptance rate and stamping fees)	139,900	—
Total term loans	139,900	9,971
Current portion	(13,398)	(1,111)
Long-term portion	126,502	8,860

(1)
The capital term loans were acquired through the CanniMed acquisition (Note 10) and were secured by a general security agreement covering all of CanniMed’s assets. During the year ended June 30, 2019, the Company repaid the full balance of these term loans.

On August 29, 2018, the Company entered into a secured credit agreement (the “Credit Agreement”) with Bank of Montreal (“BMO”) and certain lenders to establish a credit facility (the “Credit Facility”). Under the Credit Facility, we have access to an aggregate of $200.0 million in funds that are available as follows:

(i)	a $50.0 million revolving credit facility (“Facility A”) and

(ii)	a $150.0 million non-revolving facility (“Facility B”).

Facility A and Facility B accrue interest and standby fees at variable rates based on the Company’s borrowing elections and certain financial metrics. The Credit Facility matures on August 29, 2021 and is subject to scheduled repayment terms. Under the terms of the Credit Agreement, the Company is also subject to certain customary financial and non-financial covenants and restrictions. In addition, the Credit Facility is secured by a first priority lien on substantially all of the Company’s personal and real property and assets.

As at June 30, 2019, the Company has a $1.6 million letter of credit outstanding under Facility A and $146.2 million is outstanding under Facility B. In accordance with IFRS 9, the amounts outstanding under the Credit Facility were initially recorded at fair value and subsequently accounted for at amortized cost based on the effective interest rate.

Under the terms of the Credit Facility, the Company can elect, at its sole discretion, to receive advances under Facility B through certain availment options, which includes bankers’ acceptances with maturity dates between 28 and 182 days. Aurora, therefore, has the choice to continuously roll over the bankers’ acceptances upon their maturities or to convert the then outstanding principal and interest into prime rate loans at any time before August 29, 2021.  During the period ended December 31, 2018, Aurora converted its outstanding principal amount under Facility B to bankers’ acceptances, which reduced the effective interest rate from 5.9% as at September 30, 2018 to 5.37% as at December 31, 2018. During the year ended June 30, 2019, the Company continued to roll over the facility on a monthly basis through bankers’ acceptances with an average interest rate of 5.22%. In accordance with IFRS 9, the loan conversion was determined to be a non-substantial modification of the loan terms. As a result, the Company recognized a $1.9 million gain in the consolidated statement of comprehensive loss for the year ended June 30, 2019, with a corresponding adjustment to the carrying value of Facility B. The gain was determined based on the difference between the original contractual cash flows and the modified expected cash flows, which was discounted at the original effective interest rate.

The latest Credit Facility amendment on June 28, 2019 requires the Company to have a minimum cash ratio of not less than 1.25:1 and a total funded debt to adjusted shareholders’ equity ratio not to exceed 0.25:1prior to September 30, 2020. Effective September 30, 2020, the Company must have a minimum fixed charge ratio of not less than 1.25,:1 and a total funded debt to Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) ratio not to exceed 4.00:1. As of June 30, 2019, the Company was in compliance with all covenants under the Credit Facility and term loans.

Subsequent to June 30, 2019, the Company elected to amend and upsize the Credit Facility (Note 28).